SIMT TAX-MANAGED LARGE CAP FUND (Third Prospectus Summary) | SIMT TAX-MANAGED LARGE CAP FUND
TAX-MANAGED LARGE CAP FUND
Investment Goal
High long-term after-tax returns.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	SIMT TAX-MANAGED LARGE CAP FUND Class Y
Redemption Fee (applies to a redemption, or series of redemptions, from a single identifiable source that, in the aggregate, exceeds $50 million within any thirty (30) day period)	0.50%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SIMT TAX-MANAGED LARGE CAP FUND Class Y
Management Fees		0.40%
Distribution (12b-1) Fees		none
Other Expenses		0.34%
Total Annual Fund Operating Expenses	[1]	0.74%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

EXAMPLE
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SIMT TAX-MANAGED LARGE CAP FUND Class Y	76	237	411	918

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 72%
of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Tax-Managed Large Cap Fund will invest at least
80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies, including exchange-traded funds (ETFs) and American depositary receipts (ADRs). For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $117 million and $406 billion as of
December 31, 2011) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Index are subject to change. The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund may invest up to 20% of its assets in foreign securities.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers
(each, a Sub-Adviser and collectively, the Sub-Advisers) to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management
Corporation, the Fund's adviser (SIMC). In managing its portion of the Fund's assets, each Sub-Adviser generally applies a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell-side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.

The Fund seeks to manage the impact of taxes through the use of a Sub-Adviser that acts as an overlay manager that implements the portfolio recommendations of the Sub-Advisers. Each Sub-Adviser provides a model portfolio to the Fund on an ongoing basis that represents that Sub-Adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the other Sub-Advisers, with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC. The overlay manager implements the portfolio consistent with that represented by the aggregation of the model portfolios, with limited authority to vary from such aggregation, primarily for the purpose of seeking efficient tax management of the Fund's securities transactions. The overlay manager may also, to a lesser extent, deviate from such aggregation for the purposes of risk management and transaction cost management. The overlay manager seeks to manage the impact of taxes by, among other things, selling stocks with the highest tax cost first, opportunistically harvesting losses and deferring recognition of taxable gains, where possible.
Principal Risks
Depositary Receipts Risk - Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Equity Market Risk - The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk - The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Foreign Investment Risk - The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Investment Style Risk - The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk - The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Small Capitalization Risk - Smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter or listed on an exchange.

Taxation Risk - The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Loss of money is a risk of investing in the Fund.
Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

The Fund's Class Y Shares commenced operations on April 8, 2002. Therefore, performance for the periods prior to April 8, 2002 is calculated using the performance of the Fund's Class A Shares. Performance of the Class A Shares has
not been adjusted for the expenses of the Class Y Shares. If performance of the
Class A Shares had been adjusted, performance would be higher because the expenses of the Class Y Shares are lower than those of the Class A Shares. The
Fund's Class A Shares commenced operations on March 5, 1998.

Best Quarter: 17.47% (06/30/09) Worst Quarter: -22.97% (12/31/08)
Average Annual Total Returns (for the periods ended December 31, 2011)
The Fund's Class Y Shares commenced operations on April 8, 2002. Therefore, the
Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class A Shares. The average annual total returns for the Class A Shares have not been adjusted for the expenses of the Class Y Shares. If the average annual total returns of the Class A Shares had been adjusted, they would be higher because the expenses of the Class Y
Shares are lower than those of the Class A Shares. The Fund's Class A Shares commenced operations on March 5, 1998.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.
Average Annual Total Returns SIMT TAX-MANAGED LARGE CAP FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class Y	Class Y Return Before Taxes	0.88%	(0.81%)	2.63%	2.53%	Mar. 05, 1998
Class Y After Taxes on Distributions	Class Y Return After Taxes on Distributions	0.75%	(0.98%)	2.44%	2.32%	Mar. 05, 1998
Class Y After Taxes on Distributions and Sales	Class Y Return After Taxes on Distributions and Sale of Fund Shares	0.75%	(0.70%)	2.23%	2.12%	Mar. 05, 1998
Russell 1000 Index Return	Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	1.50%	(0.02%)	3.34%	3.09%	Mar. 05, 1998	[1]
[1]	Index returns are shown from March 31, 1998.